August 5, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account A File Number 333-14061

Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.


Sincerely,



/s/



Terri Silvius
Director - Compliance
Variable Operations


cc:     Frederick R. Bellamy
        Sutherland Asbill & Brennan LLP


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                     FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE

               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                         Supplement dated August 5, 2004
                        to Prospectuses Dated May 1, 2004


Effective May 1, 2003, the charge for the No Lapse Guarantee Option Rider was eliminated both on new issues and inforce policies. This alters the prospectus in the following manner.

On page 13, in the No Lapse Guarantee Option Rider Section of the fee table, the information under "Amount Deducted" will be replaced with "No Charge" for both Maximum Guaranteed Charge and Current Charge.